Contract Liability and Receivable - Narrative (Details)	1 Months Ended	12 Months Ended
	Nov. 30, 2017 USD ($) year patient	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)
Class of Warrant or Right1 [Line Items]
Warrant purchase agreement	$ 8,000,000
Expected recognition period | year	5
Contract receivable		$ 0	$ 4,767,100	$ 3,800,000
Income tax expense from contract receivable		$ 547,707
Milestone 1
Class of Warrant or Right1 [Line Items]
Warrant purchase agreement	$ 2,000,000
Common share premium	20.00%
Weighted average closing price term	5
Patients | patient	1
Right to call warrant from time of agreement, term	6
Milestone 2
Class of Warrant or Right1 [Line Items]
Warrant purchase agreement	$ 6,000,000
Common share premium	20.00%
Weighted average closing price term	5
Patients | patient	50